Lease Liabilities - Individualization of Lease Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 19,020,636	$ 11,105,018
Non-current lease liabilities	216,664,919	148,557,059
Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4,469,429	4,381,071
More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	14,551,207	6,723,947
One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5,122,342	10,399,712
Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,841,061	4,433,942
Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,880,414	4,327,447
Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	4,904,319	4,325,665
More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 196,916,783	125,070,293
Enel Generacin Chile S.A. [Member] | Transelec S.A | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	6.50%
Current lease liabilities	$ 6,072,213	3,181,404
Non-current lease liabilities		5,992,962
Enel Generacin Chile S.A. [Member] | Transelec S.A | Chile [Member] | U.S. Dollar [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	838,089	776,668
Enel Generacin Chile S.A. [Member] | Transelec S.A | Chile [Member] | U.S. Dollar [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 5,234,124	2,404,736
Enel Generacin Chile S.A. [Member] | Transelec S.A | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		5,992,962
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.06%
Current lease liabilities	$ 20,710	20,025
Non-current lease liabilities	283,658	269,159
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3,260	4,933
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	17,450	15,092
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	23,685	20,485
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	24,173	20,906
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	24,669	21,337
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	25,176	21,775
Enel Generacin Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 185,955	184,656
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.09%
Current lease liabilities	$ 43,762	45,160
Non-current lease liabilities	557,471	527,382
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	10,952	16,794
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	32,810	28,366
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	44,546	38,515
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	45,478	39,320
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	46,429	40,142
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	47,399	40,982
Enel Generacin Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 373,619	368,423
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.07%
Current lease liabilities		1,847
Enel Generacin Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		1,847
Enel Generacin Chile S.A. [Member] | Agricola el Bagual LTDA. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.91%
Current lease liabilities	$ 1,456	1,285
Non-current lease liabilities		636
Enel Generacin Chile S.A. [Member] | Agricola el Bagual LTDA. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 1,456	1,285
Enel Generacin Chile S.A. [Member] | Agricola el Bagual LTDA. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		636
Enel Generacin Chile S.A. [Member] | Rentaequipos Tramaca S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.83%
Current lease liabilities	$ 144,460	144,460
Enel Generacin Chile S.A. [Member] | Rentaequipos Tramaca S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 144,460	144,460
Enel Generacin Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.83%
Current lease liabilities	$ 11,529	10,176
Enel Generacin Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 11,529	10,176
Enel Generacin Chile S.A. [Member] | Roberto Guzman Borquez | Chile [Member] | Chilean Peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.37%
Current lease liabilities	$ 1,129	1,485
Non-current lease liabilities	247	1,377
Enel Generacin Chile S.A. [Member] | Roberto Guzman Borquez | Chile [Member] | Chilean Peso [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	126	371
Enel Generacin Chile S.A. [Member] | Roberto Guzman Borquez | Chile [Member] | Chilean Peso [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,003	1,114
Enel Generacin Chile S.A. [Member] | Roberto Guzman Borquez | Chile [Member] | Chilean Peso [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 247	1,377
Enel Generacin Chile S.A. [Member] | Yaritza Alexandra Bernal | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.37%
Current lease liabilities	$ 1,563	1,641
Non-current lease liabilities	157	1,525
Enel Generacin Chile S.A. [Member] | Yaritza Alexandra Bernal | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	303	409
Enel Generacin Chile S.A. [Member] | Yaritza Alexandra Bernal | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,260	1,232
Enel Generacin Chile S.A. [Member] | Yaritza Alexandra Bernal | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 157	1,525
Enel Distribucion Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.08%
Current lease liabilities	$ 13,245	742,816
Non-current lease liabilities		31,728
Enel Distribucion Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 13,245	457,380
Enel Distribucion Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		285,436
Enel Distribucion Chile S.A. [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		31,728
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA EL ROBLE S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.41%
Current lease liabilities	$ 5,757	5,097
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA EL ROBLE S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 5,757	5,097
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.91%
Current lease liabilities	$ 78,902	74,744
Non-current lease liabilities	238,856	274,811
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	19,472	23,270
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	59,430	51,474
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	80,565	69,779
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	82,103	71,113
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 76,188	72,470
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		61,449
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.91%
Current lease liabilities	$ 64,492	61,170
Non-current lease liabilities	195,265	224,657
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	15,908	19,090
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	48,584	42,080
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	65,861	57,044
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	67,119	58,134
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 62,285	59,244
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		50,235
Enel Distribucion Chile S.A. [Member] | BCYCLE LATAM S.P.A | Chile [Member] | Chilean Peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	6.24%
Current lease liabilities	$ 99,528	79,717
Non-current lease liabilities	18,825	36,544
Enel Distribucion Chile S.A. [Member] | BCYCLE LATAM S.P.A | Chile [Member] | Chilean Peso [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	99,528	79,717
Enel Distribucion Chile S.A. [Member] | BCYCLE LATAM S.P.A | Chile [Member] | Chilean Peso [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 18,825	17,719
Enel Distribucion Chile S.A. [Member] | BCYCLE LATAM S.P.A | Chile [Member] | Chilean Peso [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		18,825
Enel Distribucion Chile S.A. [Member] | RENTAS INMOBILIARIAS AMANECER S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.84%
Current lease liabilities	$ 60,111	9,767
Non-current lease liabilities	77,998
Enel Distribucion Chile S.A. [Member] | RENTAS INMOBILIARIAS AMANECER S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	15,139	5,013
Enel Distribucion Chile S.A. [Member] | RENTAS INMOBILIARIAS AMANECER S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	44,972	4,754
Enel Distribucion Chile S.A. [Member] | RENTAS INMOBILIARIAS AMANECER S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	62,086
Enel Distribucion Chile S.A. [Member] | RENTAS INMOBILIARIAS AMANECER S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 15,912
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A. | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.99%
Current lease liabilities	$ 333,555	234,086
Non-current lease liabilities	1,021,905	1,043,807
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A. | Chile [Member] | U.S. Dollar [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	333,555	234,086
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A. | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	75,686	70,479
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A. | Chile [Member] | U.S. Dollar [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	80,216	74,698
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A. | Chile [Member] | U.S. Dollar [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	85,018	79,169
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A. | Chile [Member] | U.S. Dollar [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	90,107	83,908
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A. | Chile [Member] | U.S. Dollar [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 690,878	735,553
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	1.77%
Current lease liabilities	$ 281,153	213,240
Non-current lease liabilities	133,149	220,413
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	201,001	98,029
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	80,152	115,211
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	95,842	109,492
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 37,307	77,991
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		32,930
Enel Distribucion Chile S.A. [Member] | INMOBILARIA MIXTO RENTA SpA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.78%
Current lease liabilities	$ 127,934	9,607
Non-current lease liabilities	10,849
Enel Distribucion Chile S.A. [Member] | INMOBILARIA MIXTO RENTA SpA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	31,854	9,607
Enel Distribucion Chile S.A. [Member] | INMOBILARIA MIXTO RENTA SpA | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	96,080
Enel Distribucion Chile S.A. [Member] | INMOBILARIA MIXTO RENTA SpA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 10,849
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.40%
Current lease liabilities	$ 209,172	183,901
Non-current lease liabilities	262,634	416,453
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	52,217	45,910
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	156,955	137,991
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	210,003	184,630
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 52,631	185,366
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		46,457
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.99%
Current lease liabilities	$ 9,258,274	3,584,683
Non-current lease liabilities	195,445,064	118,923,426
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2,101,460	1,642,921
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	7,156,814	1,941,762
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,607,599	2,866,968
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,579,837	2,914,858
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,692,707	2,964,390
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,810,023	3,015,619
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 180,754,898	107,161,591
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.02%
Current lease liabilities	$ 1,043,226	1,050,760
Non-current lease liabilities	2,980,258	3,332,831
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,043,226	1,050,760
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	209,571	209,159
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	220,089	219,656
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	231,135	230,680
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	242,735	242,258
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2,076,728	2,431,078
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.54%
Current lease liabilities	$ 121,131	250,639
Non-current lease liabilities	1,876,351	1,741,321
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	121,131	250,639
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	89,622	77,502
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	91,899	79,471
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	94,234	81,490
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	96,629	83,561
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,503,967	1,419,297
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%
Current lease liabilities	$ 36,953	16,532
Non-current lease liabilities	250,400	229,298
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	36,953	16,532
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	8,591	7,259
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	9,015	7,618
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	9,460	7,994
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	9,928	8,389
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 213,406	198,038
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%
Current lease liabilities	$ 22,963	21,470
Non-current lease liabilities	309,857	283,963
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	22,963	21,470
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11,329	9,572
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11,888	10,045
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	12,476	10,542
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	13,093	11,063
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 261,071	242,741
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%
Current lease liabilities	$ 75,539	74,019
Non-current lease liabilities	474,823	436,642
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	75,539	74,019
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	18,465	15,602
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	19,378	16,374
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20,336	17,183
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	21,342	18,033
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 395,302	369,450
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%
Current lease liabilities	$ 33,399	33,913
Non-current lease liabilities	474,823	436,642
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	33,399	33,913
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	18,465	15,602
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	19,378	16,374
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20,336	17,183
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	21,342	18,033
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 395,302	369,450
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%
Current lease liabilities	$ 25,055	16,954
Non-current lease liabilities	237,411	218,322
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	25,055	16,954
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	8,797	7,434
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	9,233	7,801
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	9,689	8,187
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	10,168	8,592
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 199,524	186,308
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.94%
Current lease liabilities	$ 112,261	107,386
Non-current lease liabilities	1,565,073	1,434,968
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	112,261	107,386
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	55,829	47,172
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	58,589	49,504
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	61,486	51,952
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	64,526	54,521
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,324,643	1,231,819
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	6.39%
Current lease liabilities	$ 91,796	106,754
Non-current lease liabilities	1,519,149	1,390,288
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	67,213	85,721
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	24,583	21,033
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	50,505	43,211
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	52,343	44,784
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	54,247	46,414
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	56,221	48,103
Enel Green Power Chile S.A. [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,305,833	1,207,776
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.94%
Current lease liabilities	$ 77,088	76,729
Non-current lease liabilities	1,299,420	1,192,718
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	77,088	76,729
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	46,997	40,483
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	48,378	41,673
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	49,800	42,898
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	51,264	44,159
Enel Green Power Chile S.A. [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,102,981	1,023,505
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	2.42%
Current lease liabilities	$ 69,487	68,355
Non-current lease liabilities	2,216,083	1,997,740
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	69,487	68,355
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	37,734	32,670
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	38,646	33,460
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	39,580	34,268
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	40,536	35,097
Enel Green Power Chile S.A. [Member] | Fortestal Danco | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2,059,587	1,862,245
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.35%
Non-current lease liabilities		122,167
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		4,363
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		4,363
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		4,363
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		4,363
Enel Green Power Chile S.A. [Member] | Inversiones e Inmobiliaria Itraque S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		104,715
Enel Green Power Chile S.A. [Member] | Sociedad Agricola El Futuro Huerto Limitada | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.35%
Non-current lease liabilities		2,834,196
Enel Green Power Chile S.A. [Member] | Sociedad Agricola El Futuro Huerto Limitada | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		104,970
Enel Green Power Chile S.A. [Member] | Sociedad Agricola El Futuro Huerto Limitada | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		104,970
Enel Green Power Chile S.A. [Member] | Sociedad Agricola El Futuro Huerto Limitada | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		104,970
Enel Green Power Chile S.A. [Member] | Sociedad Agricola El Futuro Huerto Limitada | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		104,970
Enel Green Power Chile S.A. [Member] | Sociedad Agricola El Futuro Huerto Limitada | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		2,414,316
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.24%
Current lease liabilities	$ 50,365
Non-current lease liabilities	1,730,868
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	50,365
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	15,217
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	16,014
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	16,852
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	17,735
Enel Green Power Chile S.A. [Member] | Agricola Esmeralda | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,665,050
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	3.56%
Current lease liabilities	$ 23,269
Non-current lease liabilities	5,355
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | Chile [Member] | U.S. Dollar [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	23,269
Enel Green Power Chile S.A. [Member] | Huertos Carmen Sociedad Agrcola Limitada | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 5,355
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	4.61%
Current lease liabilities	$ 405,871	427,121
Non-current lease liabilities	3,478,970	3,896,777
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	405,871	427,121
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	249,914	250,397
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	261,435	261,940
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	273,487	274,015
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	286,095	286,647
Parque Eolico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2,408,039	2,823,778
Enel Chile SA [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	0.10%
Current lease liabilities	$ 3,288	8,677
Non-current lease liabilities		498
Enel Chile SA [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 3,288	4,339
Enel Chile SA [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		4,338
Enel Chile SA [Member] | Compaa de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		498
Enel Transmisin Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Effective Interest Rate	5.99%
Current lease liabilities		239,398
Non-current lease liabilities		1,043,808
Enel Transmisin Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		239,398
Enel Transmisin Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		70,479
Enel Transmisin Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		74,698
Enel Transmisin Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		79,169
Enel Transmisin Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		83,908
Enel Transmisin Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		$ 735,554